Revenue (Details) - Schedule of disaggregated revenues - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Affected Entity:
Revenues	¥ 34,436,772	¥ 25,704,954	¥ 13,431,603
Rental Revenue from Affected Entity [Member]
Revenue from Affected Entity:
Revenues	14,152,381	15,284,572	9,340,573
Food Procurement Services Revenue from Affected Entity [Member]
Revenue from Affected Entity:
Revenues	10,864,732	5,341,719
Subtotal Revenue from Affected Entity [Member]
Revenue from Affected Entity:
Revenues	25,017,113	20,626,291	9,340,573
Rental Revenue from Related Party [Member]
Revenue from Affected Entity:
Revenues	906,667	1,668,572	2,373,333
Tuition fees Revenue from Third Parties [Member]
Revenue from Affected Entity:
Revenues	4,146,247
Uniform Revenue from Third Parties [Member]
Revenue from Affected Entity:
Revenues	1,334,416	1,932,094
Meals Revenue from Third Parties [Member]
Revenue from Affected Entity:
Revenues	591,304
Accommodation Revenue from Third Parties [Member]
Revenue from Affected Entity:
Revenues	228,526
Rental Revenue from Third Parties [Member]
Revenue from Affected Entity:
Revenues	76,191	104,761	952,381
Others Revenue from Third Parties [Member]
Revenue from Affected Entity:
Revenues	2,136,308	1,373,236	765,316
Subtotal Revenue from Third Parties [Member]
Revenue from Affected Entity:
Revenues	¥ 8,512,992	¥ 3,410,091	¥ 1,717,697